Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Profit before income tax and social contribution	R$ 13,642,808	R$ 4,753,984	R$ 4,272,750
Adjustments for:
Depreciation and amortization	2,676,642	2,790,586	2,450,849
Residual value of property, plant and equipment, intangible assets, contract assets and investment properties written-off	171,173	8,354	10,110
Bad debt expense	557,789	652,920	782,057
Provisions and inflation adjustment of provisions	801,179	458,889	630,689
Interest calculated on borrowings and financing payable	1,655,765	1,314,359	1,091,592
Inflation adjustment and exchange (losses) gains on borrowings and financing	659,475	(163,322)	(301,716)
Market value adjustment of financings (fair value hedge)	34,388
Interest and inflation adjustments, net	(237,617)	(79,232)	(377,832)
Finance charges from customers	(437,811)	(374,902)	(328,486)
Construction margin on intangible assets arising from concession agreements	(139,976)	(125,603)	(109,369)
Provision for Consent Decree (TAC), Knowledge Retention Program (PRC), Incentivized Dismissal Program (PDI), and Voluntary Dismissal Program (PDV)	354,078	356,300	(1,238)
Equity accounting	(35,322)	(32,393)	(24,551)
Interest and monetary adjustments on PPP	589,330	1,001,078	489,197
Transfer to the São Paulo Municipal Government	309,807	195,874	167,714
Pension plan obligations	161,505	238,751	183,262
Adjustment for the reclassification of derivative financial instruments	(324,778)
Financial asset adjustment (indemnities)	(9,151,310)
Deferred PIS/Cofins on financial assets (indemnity)	822,482
Other adjustments	108,901	21,997	15,488
Total Adjustments	12,218,508	11,017,640	8,950,516
Changes in assets
Trade receivables	(442,312)	(835,324)	(489,885)
Accounts receivable from related parties	(25,429)	(4,553)	(295,091)
Inventories	(13,785)	38,239	(10,741)
Recoverable taxes	(306,163)	(251,741)	33,198
Escrow deposits	50,547	72,469	5,348
Other assets	(2,668)	36,091	18,264
Changes in liabilities
Trade payables and contractors	(437,694)	(394,188)	(220,462)
Services payable	377,968	(168,384)	86,501
Accrued payroll and related taxes	77,973	19,377	73,126
Taxes and contributions payable	265,189	186,810	120,853
Deferred PIS/Cofins	131,225	4,374	267
Provisions	(185,932)	(243,241)	(468,398)
Pension plan obligations	(227,233)	(249,488)	(239,174)
Other liabilities	(335,726)	(868,699)	(722,549)
Cash generated from operations	11,144,468	8,359,382	6,841,773
Interest paid	(1,976,694)	(1,936,419)	(1,505,488)
Income tax and social contribution paid	(1,763,206)	(1,568,611)	(1,368,686)
Net cash generated from operating activities	7,404,568	4,854,352	3,967,599
Cash flows from investing activities
Acquisition of contract assets and intangible assets	(7,929,946)	(3,991,325)	(3,550,537)
Restricted cash	17,229	(17,470)	(9,007)
Financial invesments – investment	(6,456,564)	(1,559,808)	(426,171)
Financial invesments – redemption	5,303,658	816,965	1,181,683
Financial invesments – non-current	(769,057)
Additions to investments	(40,234)	(6,625)	(648)
Purchase of property, plant and equipment	(100,728)	(147,249)	(73,668)
Net cash used in investing activities	(9,975,642)	(4,905,512)	(2,878,348)
Cash flows from financing activities
Borrowings and financing
Funding	6,870,754	2,371,111	2,807,026
Amortization payment	(2,246,263)	(1,771,090)	(1,536,724)
Payment of interest on capital	(928,851)	(823,671)	(603,541)
Public-Private Partnership - PPP	(569,725)	(673,645)	(590,201)
Program Contract Commitments	(35,497)	(81,357)	(16,255)
Derivative financial instruments received	324,778
Capital increase		811
Net cash generated by (used in) financing activities	3,415,196	(977,841)	60,305
Increase / (decrease) in cash and cash equivalents	844,122	(1,029,001)	1,149,556
Represented by:
Cash and cash equivalents at the beginning of the year	838,484	1,867,485	717,929
Cash and cash equivalents at the end of the year	R$ 1,682,606	R$ 838,484	R$ 1,867,485